Compensation Receivable for Consumption Tax, Net (Tables)	6 Months Ended
Sep. 30, 2025
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of Compensation Receivable for Consumption Tax, Net

Compensation receivable for consumption tax, net consisted of the following:

	September 30, 2025	March 31, 2025
Compensation receivable for consumption tax	$9,455,836	$9,311,718
Less: allowance for credit losses	(94,544)	(93,103)
Subtotal	9,361,292	9,218,615
Less: compensation receivable for consumption tax, current, net	(7,289,882)	(7,178,775)
Compensation receivable for consumption tax, non-current, net	$2,071,410	$2,039,840